Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 222,793	$ 214,575
Restricted cash		23,681	25,947
Loans receivable, net of allowances of $14,934 and $13,111		16,567	21,385
Other assets and prepaid expenses		57,264	52,287
Assets held for sale		0	23,019
Total current assets		590,848	537,252
Non-current assets
Restricted cash		742	932
Other assets and prepaid expenses		74,161	78,886
Loans receivable, net of allowances of $418 and $472		374	1,741
Lease right-of-use assets		15,590	21,950
Property and equipment, net		14,190	16,400
Intangible assets, net		83,050	90,421
Goodwill		125,832	150,752
Total non-current assets		313,939	361,082
TOTAL ASSETS		904,787	898,334
Current liabilities
Accounts payable and accrued expenses		58,460	51,932
Travel accounts payable		357,817	355,387
Short-term debt and other financial liabilities		49,625	28,530
Deferred revenue		35,492	31,804
Contingent liabilities		7,416	6,080
Lease liabilities		5,205	6,035
Liabilities held for sale		0	8,370
Total current liabilities		699,037	671,079
Non-current liabilities
Contingent liabilities		10,335	14,738
Long-term debt and other financial liabilities		904	2,262
Lease liabilities		11,062	16,970
Deferred revenue		3,500	0
Total non-current liabilities		158,114	171,601
TOTAL LIABILITIES		857,151	842,680
Non-convertible and convertible preferred shares		142,044	181,473
SHAREHOLDERS’ DEFICIT
Common stock	[1]	302,270	292,226
Additional paid-in capital		239,915	291,440
Other reserves		(728)	(728)
Accumulated other comprehensive loss		(34,150)	(11,658)
Accumulated losses		(590,927)	(618,832)
Treasury Stock		(10,788)	(78,267)
Total Shareholders’ Deficit		(94,408)	(125,819)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT		904,787	898,334
Related Party
Current assets
Related party receivable		18,595	16,646
Current liabilities
Other liabilities		101,365	88,248
Non-current liabilities
Other liabilities		125,000	125,000
Nonrelated Party
Current assets
Trade accounts receivable, net of allowances of $5,608 and $6,809		251,948	183,393
Loans receivable, net of allowances of $14,934 and $13,111		16,567	21,385
Current liabilities
Other liabilities		83,657	94,693
Non-current liabilities
Other liabilities		7,313	12,631
Series A Non-convertible Preferred Shares
Non-current liabilities
Non-convertible and convertible preferred shares		142,044	134,773
Series B Convertible Preferred Shares
Non-current liabilities
Non-convertible and convertible preferred shares		$ 0	$ 46,700

[1]

(1)	Represents 84,426 shares (in thousands) issued as of December 31, 2024 and 72,908 shares (in thousands) issued as of December 31, 2023. See Note 26.